Leases (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Leases
Variable lease costs	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Short-term lease costs	$ 0	$ 200,000	$ 0	$ 0	$ 0